Debt - Schedule of Long-term Debt Instruments (Details) € in Millions, $ in Millions	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 USD ($)
Debt Instrument [Line Items]
Long-term debt, gross	$ 1,124.0
Unamortized debt issuance costs	(4.5)		$ (6.5)
Total	1,119.5		1,122.6
Less current portion	(9.4)		(7.5)
Long-term debt	$ 1,110.1		$ 1,115.1
Weighted average interest rate of total debt	4.80%	4.80%	5.10%
Senior Notes | Level 1
Debt Instrument [Line Items]
Fair value of Senior unsecured notes (Level 1)	$ 817.7		$ 811.5
3.625% Senior Unsecured Notes Due 2026 | Senior Notes
Debt Instrument [Line Items]
Interest rate (as percent)	3.625%	3.625%
Long-term debt, gross	$ 433.4	€ 400.0	431.0
5.000% Senior Unsecured Notes Due 2028 | Senior Notes
Debt Instrument [Line Items]
Interest rate (as percent)	5.00%	5.00%
Long-term debt, gross	$ 400.0		400.0
Term Loan | Line of Credit
Debt Instrument [Line Items]
Long-term debt, gross	$ 290.6		$ 298.1